UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2012
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
MARCH 31, 2012
(UNAUDITED)




                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS       AMOUNT       VALUE
-------------------------------------    --------    ----------    --------
-------------------------------------

U.S. AGENCY OBLIGATIONS:

Maturity of 1 - 5  years:                    1.0%
 Federal Home Loan Bank
   5.625%, due 06-13-16                              $  125,000    $142,235

Maturity of 6 - 15  years:                   4.5
 Federal National Mtg Assn Step-Up 1
   2.250%, due 09-30-25                                 260,000     260,942
 Federal National Mtg Assn Step-Up 1
   2.000%, due 09-28-26                                 350,000     347,838

                                                                    608,780


TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $734,776)                             5.5                    751,015


U.S. CORPORATE OBLIGATIONS:

Maturity of 1 - 5 years:                    24.6
 Scholastic Corp.
   5.000%, due 04-15-13                                 125,000     126,563
 Arcelormittal Sa Luxembourg
   5.375%, due 06-01-13                                 130,000     134,715
 Arcelormittal Sa Luxembourg 2
   5.375%, due 06-01-13                                  50,000      51,893
 Leucadia National Corp.
   7.000%, due 08-15-13                                 125,000     131,250
 Montpelier Re Holdings Ltd.
   6.125%, due 08-15-13                                 150,000     156,052
 American Axle & Manufacturing Inc.
   5.250%, due 02-11-14                                 210,000     214,725
 Bunge Limited Finance Corp.
   5.350%, due 04-15-14                                 150,000     159,336
 Brinker International Inc.
   5.750%, due 06-01-14                                 155,000     164,209
 HSBC Finance Corp.
   6.000%, due 08-15-14                                 275,000     291,169
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                                 162,000     177,759

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2012
(UNAUDITED)



                                              PERCENT
                                               OF NET     PRINCIPAL
SECURITY                                       ASSETS       AMOUNT        VALUE
------------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
------------------------------------------
 OGE Energy Corp.
   5.000%, due 11-15-14                                   $  250,000    $  266,049
 Hornbeck Offshore Services Inc.
   6.125%, due 12-01-14                                      100,000       101,275
 JPMorgan Floating Rate
   3.500%, due 05-01-15                                      150,000       148,268
 Nabisco Inc.
   7.550%, due 06-15-15                                      100,000       118,373
 Teck Cominco Ltd.
   5.375%, due 10-01-15                                      160,000       176,651
 Alltel Corp.
   7.000%, due 03-15-16                                      100,000       119,212
 Alliant Techsystems Inc.
   6.750%, due 04-01-16                                      110,000       112,200
 Boston Scientific Corp.
   6.400%, due 06-15-16                                      150,000       172,463
 Frontier Oil Corp.
   8.500%, due 09-15-16                                      125,000       133,438
 Peabody Energy Corp.
   7.375%, due 11-01-16                                      130,000       142,675
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                      250,000       262,594

                                                                         3,360,869

Maturity of 6 - 15 years:                         7.9%
 Terex Corp.
   8.000%, due 11-15-17                                      250,000       258,750
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                      230,000       250,029
 Conoco Philips
   5.750%, due 02-01-19                                      100,000       121,311
 General Electric Capital Corp. Step-Up 1
   5.50%, due 10-28-21                                       200,000       200,420
 Dow Chemical Co.
   7.375%, due 03-01-23                                      200,000       242,921

                                                                         1,073,431


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $4,148,376)                               32.5                    4,434,300


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2012
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS       AMOUNT        VALUE
---------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS:
---------------------------------------
Maturity of 1 - 5 years:                       4.8%
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                $   90,000    $   95,523
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                   100,000       100,282
 Nebraska Public Power District Rev. 3
   5.140%, due 01-01-14                                   310,000       332,804
 Michigan Finance Authority Revenue
   4.750%, due 11-01-15                                   125,000       132,207

                                                                        660,816


Maturity of 6 - 10 years:                      7.9
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                   150,000       161,233
 Maryland Heights MO Tax Incremnt Rev.
   7.000%, due 09-01-18                                   200,000       218,284
 Reeves County TX Lease Revenue
   5.625%, due 12-01-18                                   125,000       125,136
 Portland OR Weekly Auction Notes 4, 5
   0.135%, due 06-01-19                                   100,000       100,000
 Cuyahoga County OH Economic Dev.
   5.000%, due 12-01-19                                   150,000       169,469
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                   110,000       141,945
 New York, NY General Obligation
   6.491%, due 03-01-21                                   125,000       158,219

                                                                      1,074,286


Maturity of 11 - 15 years:                     5.2
 Iowa Tobacco Settlement
   6.500%, due 06-01-23                                    60,000        56,631
 San Bernadino Cnty CA Pension Oblig. 3
   6.020%, due 08-01-23                                   245,000       258,465
 Ohio State Dev. Assistance 3
   5.670%, due 10-01-23                                   100,000       105,045
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                   100,000       115,077
 New Jersey Economic Development 3
   6.310%, due 07-01-26                                    50,000        53,867
 Lake County IL School District
   6.300%, due 01-01-27                                   110,000       125,771

                                                                        714,856

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2012
(UNAUDITED)



                                             PERCENT
                                              OF NET     PRINCIPAL
SECURITY                                      ASSETS       AMOUNT        VALUE
-----------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS
(Cont'd):
-----------------------------------------
Maturity of 16 - 25 years:                       6.1%
 New York Cntys Tobacco Settlement Tr.
   6.000%, due 06-01-27                                  $  110,000    $   90,693
 Erie County NY Tobacco Asset Secur.
   6.000%, due 06-01-28                                     150,000       145,169
 Alameda Corridor Transit Authority CA 3
   6.600%, due 10-01-29                                     200,000       207,450
 Frisco TX COP 3
   6.375%, due 02-15-33                                     360,000       385,661

                                                                          828,973


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,054,570)                  24.0                    3,278,931


TOTAL U.S. AGENCY, U.S. CORPORATE
  AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $7,937,722)                              62.0                    8,464,246


MORTGAGE BACKED STRUCTURED
OBLIGATIONS:                                     2.0
 GNMA Remic Series 2010-76
   4.500%, due 07-19-12                                      23,494        23,486
 FNMA Remic Series 2011-49
   4.000%, due 06-25-41                                     127,164       130,156
 GNMA Remic Series 2011-153
   3.000%, due 12-16-41                                     121,777       121,946


TOTAL MORTGAGE BACKED
STRUCTURED OBLIGATIONS
 (Cost $273,873)                                                          275,588


LEASE ASSIGNMENTS:                               0.9
 Ford Motor Co. ESA Lease 4, 6
   12.524%, due 06-01-13                                    117,729       127,401
       (Cost $117,729)


NON-CONVERTIBLE PREFERRED STOCK:                 5.1     SHARES
                                                         ----------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                         5,000       128,600
 FPL Group Cap. Tr. I Pfd., 5.875%                            6,300       162,981

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2012
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS      AMOUNT        VALUE
---------------------------------------    --------    ---------    ----------
NON-CONVERTIBLE PREFERRED STOCK
 (Cont'd):
---------------------------------------
 Magnum Hunter Res. Pfd. D, 8.000%                         3,300    $  160,050
 Metlife Inc. Pfd. B, 6.500%                               5,200       131,612
 Powershares ETF Trust Finl. Pfd.                          5,900       105,610


TOTAL NON-CONVERTIBLE PREFERRED
STOCK (Cost $673,176)                                                  688,853


EXCHANGE TRADED DEBT:                          5.0%    SHARES
                                                       ---------
 Comcast Corp. Notes
   6.625%, due 05-15-56                                    5,400       136,620
 General Elec. Cap. Corp. Pines
   6.100%, due 11-15-32                                    6,000       152,100
 Georgia Power Co. Senior Notes
   6.375%, due 07-15-47                                    5,000       130,050
 Metlife Inc. Senior Notes
   5.875%, due 11-21-33                                    5,175       131,238
 Telephone & Data Systems Senior Notes
   6.875%, due 11-15-59                                    5,000       130,550


TOTAL EXCHANGE TRADED DEBT
 (Cost $658,772)                                                       680,558


MUTUAL FUNDS:                                 17.9     SHARES
                                                       ---------
 Oppenheimer Sr. Floating Rate A                          42,352       349,408
 Payden Emerging Markets Bond                             28,187       407,867
 TCW Emerging Markets Income I                            31,903       280,742
 Templeton Income Global Bond A                           60,499       792,532
 First American Treasury Obligations                     614,822       614,822

TOTAL MUTUAL FUNDS
 (Cost $2,437,828)                                                   2,445,371


DIVERSIFIED STRATEGIES:                        6.4     SHARES
                                                       ---------
 Pimco All Asset All Authority D                          63,603       670,380
 SPDR Gold Trust 7, 8                                      1,200       194,544

TOTAL DIVERSIFIED STRATEGIES
 (Cost $873,045)                                                       864,924

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
MARCH 31, 2012
(UNAUDITED)



                                 PERCENT
                                  OF NET     PRINCIPAL
SECURITY                          ASSETS      AMOUNT         VALUE
-----------------------------    --------    ---------    -----------
-----------------------------

TOTAL INVESTMENTS
 (Cost $12,972,145) 9               99.3%                 $13,546,941


ASSETS LESS OTHER LIABILITIES        0.7                       99,798


NET ASSETS                         100.0%                 $13,646,739




1 Interest rates listed for step-up bonds are the rates as of March 31, 2012.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2012, the aggregate amount of Rule 144A securities was $51,893, which is 0.4% of the Fund's net assets.
3 Some municipal obligations have a credit enhancement feature, such as insurance or letter of credit, which produces a credit quality comparable to that of a same-rated corporate bond.
4 Security has been deemed illiquid. At March 31, 2012, the aggregate amount of illiquid securities was $227,401, which is 1.7% of the Fund's net assets.
5 Variable interest rate. Interest rate listed is the rate as of March 31, 2012.
6 Security valued according to "good faith pricing" guidelines.  (See Note A)
7 Non-income producing security
8 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
9 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation).

The following table presents securities held by PC&J Preservation Fund by industry sector as a percentage of net assets:

Consumer Discretionary         5.7%
Consumer Staple                2.0%
Energy                         4.8%
Financial                     16.6%
Healthcare                     1.3%
Industrials                    2.7%
Materials                      5.9%
Telecommunications             1.8%
Utilities                      4.1%
Other*                        55.1%
                            -------
Total                        100.0%


* Other includes agency, municipal and structured obligations, mutual funds and diversified strategies

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended March 31, 2012, aggregated $1,496,538 and $1,266,145 (including principal paydowns of $99,437 and returns of capital of $5,604), respectively. There were no purchases and sales of long-term U.S. Government Securities for the three months ended March 31, 2012.

At March 31, 2012, gross unrealized appreciation on investments was $662,319 and gross unrealized depreciation on investments was $87,523 for a net unrealized appreciation of $574,796 for financial reporting and federal income tax purposes.


B.  FAIR  VALUE  MEASUREMENTS

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

     Level  1  -  quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
March 31, 2012
(UNAUDITED)

The Fund did not hold any Level 3 securities during the current period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of March 31, 2012.





                                        Level 1   Level 2   Level 3   Total
Security Type                           Investments in Securities ($000)
U.S. Agency Obligations                 $      -  $    751  $      -  $  751
U.S. Corporate Obligations                     -     4,434         -   4,434
Taxable Municipal Obligations                  -     3,279         -   3,279
Mortgage Backed Structured Obligations         -       276         -     276
Lease Assignments                              -       127         -     127
Non-Convertible Preferred Stock              689         -         -     689
Exchange Traded Debt                         681         -         -     681
Mutual Funds                               2,445         -         -   2,445
Diversified Strategies                       865         -         -     865
Total                                   $  4,680  $  8,867  $      0 $13,547
                                        --------  --------  --------  ------

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 17, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
May 21, 2012               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 21, 2012               /s/________________________________________________
------------
Date                       James M. Johnson, President

By:
May 21, 2012               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer